Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
			Average
			Summary
			Compensation	Average
			Table Total for	Compensation
			Non-PEO	Actually Paid to		Peer Group
	Summary		Named	Non-PEO		Total
	Compensation	Compensation	Executive	Named	Total	Shareholder
	Table Total for	Actually Paid to	Officers	Executive	Shareholder	Return	Net Income	FFOA
	PEO(1)(b)	PEO(2)(c)	(3)(e)	Officers(4)(e)	Return(f)	(5)(g)	(6)(h)	(7)(i)
Year(a)	($)	($)	($)	($)	($)	($)	($)	($)
2025	9,933,438	3,581,688	4,621,445	1,612,031	115.44	129.86	403,715,000	906,364,000
2024	10,178,473	15,836,236	4,063,573	5,251,775	130.75	142.02	95,877,000	885,190,000
2023	11,755,015	6,212,611	3,740,973	3,386,145	110.56	117.87	474,488,000	874,709,000
2022	8,149,435	(11,881,122)	4,414,327	943,709	107.28	111.34	92,579,000	809,091,000
2021	14,228,383	48,504,905	2,036,773	11,170,256	161.10	163.61	160,993,000	658,797,000
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Toomey, our Chairman, President and CEO, for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Toomey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Toomey during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Toomey’s total compensation as reported in the Summary Compensation Table for each year to determine the compensation actually paid:

	Reported
	Summary	Reported Change
	Compensation	in the Actuarial			Total Equity	Compensation
	Table	Present Value of	Pension Benefit	Reported Value	Award	Actually Paid
	Total for PEO	Pension Benefits(a)	Adjustments(a)	of Equity Awards(b)	Adjustments(c)	to PEO
Year	($)	($)	($)	($)	($)	($)
2025	9,933,438	—	—	9,010,120	(6,351,750)	3,581,688
2024	10,178,473	—	—	9,255,283	5,657,763	15,836,236
2023	11,755,015	—	—	10,807,024	(5,542,404)	6,212,611
2022	8,149,435	—	—	7,205,027	(20,030,557)	(11,881,122)
2021	14,228,383	—	—	13,384,611	34,276,522	48,504,905
(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with the requirements of Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

								Values of
								Dividends
			Year over Year			Change in	Fair Value at	or other Earnings
			Change in Fair		Fair Value	Fair Value of	the End of the	Paid on Stock or
	Grant Date	Year End	Value of		as of Vesting	Equity Awards	Prior Year of	Option Awards
	Fair Value	Fair Value	Outstanding		Date of Equity	Granted in	Equity Awards	not Otherwise
	of Equity	of Equity	and Unvested		Awards	Prior	that Failed to	Reflected
	Awards	Awards	Equity Awards		Granted	Years that	Meet Vesting	in Fair Value or	Total Equity
	Granted in	Granted in	Granted in		and Vested	Vested	Conditions in	Total	Award
	the year	the year	Prior Years		in the Year	in the Year	the Year	Compensation	Adjustments**
Year	($)	($)	($)		($)	($)	($)	($)	($)
2025	(9,010,120)	9,632,822	(6,534,420)		—	(697,262)	—	257,230	(6,351,750)
2024	(9,255,283)	14,436,345	826,613		—	(431,499)	—	81,587	5,657,763
2023	(10,807,024)	9,005,447	(6,172,630)	*	—	2,283,649	—	148,153	(5,542,404)
2022	(7,205,027)	6,080,567	(18,207,873)		—	(841,095)	—	142,871	(20,030,557)
2021	(13,384,611)	41,253,137	5,069,895		—	1,200,380	—	137,720	34,276,522
*	2023 includes the impact from Mr. Toomey’s voluntary forfeiture in November 2023 of a performance-based supplemental equity award that was originally granted in December of 2021.
**	Totals may not match the sum of the preceding columns due to rounding.
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included in each of the years in the table for purposes of calculating the average amounts are as follows: 2021: Messrs. Lacy, Fisher, Harry G. Alcock, our former Senior Vice President – Chief Investment Officer, and Jerry A. Davis, our former President and Chief Operations Officer; 2022: Messrs. Lacy, Fisher, and Alcock; 2023: Messrs. Lacy, Fisher, and Alcock; 2024: Messrs. Lacy, Fisher, and Alcock; and 2025: Messrs. Bragg, Lacy, Benson, and Fisher.

(4)	The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

	Average	Average
	Reported	Reported
	Summary	Change in the				Average
	Compensation	Actuarial		Average		Compensation
	Table Total for	Present Value	Average	Reported Value	Average	Actually Paid
	Non-PEO	of Pension	Pension Benefit	of Equity	Equity Award	to non-PEO
	NEOs	Benefits(a)	Adjustments(a)	Awards(b)	Adjustments(c)	NEOs
Year	($)	($)	($)	($)	($)	($)
2025	4,621,445	—	—	2,271,426	(3,009,415)	1,612,031
2024	4,063,573	—	—	3,274,349	1,188,202	5,251,775
2023	3,740,973	—	—	2,943,899	(354,828)	3,386,145
2022	4,414,327	—	—	3,698,935	(3,470,619)	943,709
2021	2,036,773	—	—	1,865,292	9,133,482	11,170,256
(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.
(b)	The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the non-PEO NEOs for the applicable year.
(c)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology described in footnote (2)(c) above, are as follows:

							Average Value of
			Average Year			Average Fair	Dividends or
			over Year		Average	Value at the	other
	Average	Average Year	Change in	Average Fair	Change in Fair	End of the Prior	Earnings Paid
	Grant Date	End Fair	Fair	Value as of	Value of Equity	Year of Equity	on Stock or Option
	Fair Value of	Value of	Value of	Vesting Date of	Awards	Awards that	Awards not	Total
	Equity	Equity	Outstanding and	Equity Awards	Granted in Prior	Failed to Meet	Otherwise	Average
	Awards	Awards	Unvested Equity	Granted and	Years that	Vesting	Reflected in Fair	Equity
	Granted in the	Granted in the	Awards Granted	Vested in the	Vested in the	Conditions in	Value or Total	Award
	Year	Year	in Prior Years	Year	Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)	($)
2025	(2,271,426)	1,474,096	(278,796)	—	12,170	(1,977,024)	31,565	(3,009,415)
2024	(3,274,349)	3,572,543	462,608	519,823	(120,515)	—	28,092	1,188,202
2023	(2,943,899)	2,800,338	(868,764)	—	612,437	—	45,060	(354,828)
2022	(3,698,935)	2,819,087	(2,523,586)	—	(111,876)	—	44,691	(3,470,619)
2021	(1,865,292)	9,054,156	1,436,242	—	467,554	—	40,822	9,133,482

(5)

The numbers reported in column (g) represent the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the FTSE NAREIT Equity Apartment Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation S-K.

(6)

The dollar amounts reported in column (h) represent the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for the applicable year, as required by Regulation S-X.

(7)

The dollar amounts reported in column (i) represent FFOA for the applicable year. FFOA for purposes of this Pay versus Performance table is calculated as set forth in the “Definitions” section of this Proxy Statement and a reconciliation to NOI is set forth on page 123.

Company Selected Measure Name	FFOA
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Toomey, our Chairman, President and CEO, for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included in each of the years in the table for purposes of calculating the average amounts are as follows: 2021: Messrs. Lacy, Fisher, Harry G. Alcock, our former Senior Vice President – Chief Investment Officer, and Jerry A. Davis, our former President and Chief Operations Officer; 2022: Messrs. Lacy, Fisher, and Alcock; 2023: Messrs. Lacy, Fisher, and Alcock; 2024: Messrs. Lacy, Fisher, and Alcock; and 2025: Messrs. Bragg, Lacy, Benson, and Fisher.

Peer Group Issuers, Footnote	The numbers reported in column (g) represent the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the FTSE NAREIT Equity Apartment Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation S-K.
PEO Total Compensation Amount	$ 9,933,438	$ 10,178,473	$ 11,755,015	$ 8,149,435	$ 14,228,383
PEO Actually Paid Compensation Amount	$ 3,581,688	15,836,236	6,212,611	(11,881,122)	48,504,905
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Toomey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Toomey during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Toomey’s total compensation as reported in the Summary Compensation Table for each year to determine the compensation actually paid:

	Reported
	Summary	Reported Change
	Compensation	in the Actuarial			Total Equity	Compensation
	Table	Present Value of	Pension Benefit	Reported Value	Award	Actually Paid
	Total for PEO	Pension Benefits(a)	Adjustments(a)	of Equity Awards(b)	Adjustments(c)	to PEO
Year	($)	($)	($)	($)	($)	($)
2025	9,933,438	—	—	9,010,120	(6,351,750)	3,581,688
2024	10,178,473	—	—	9,255,283	5,657,763	15,836,236
2023	11,755,015	—	—	10,807,024	(5,542,404)	6,212,611
2022	8,149,435	—	—	7,205,027	(20,030,557)	(11,881,122)
2021	14,228,383	—	—	13,384,611	34,276,522	48,504,905
(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with the requirements of Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

								Values of
								Dividends
			Year over Year			Change in	Fair Value at	or other Earnings
			Change in Fair		Fair Value	Fair Value of	the End of the	Paid on Stock or
	Grant Date	Year End	Value of		as of Vesting	Equity Awards	Prior Year of	Option Awards
	Fair Value	Fair Value	Outstanding		Date of Equity	Granted in	Equity Awards	not Otherwise
	of Equity	of Equity	and Unvested		Awards	Prior	that Failed to	Reflected
	Awards	Awards	Equity Awards		Granted	Years that	Meet Vesting	in Fair Value or	Total Equity
	Granted in	Granted in	Granted in		and Vested	Vested	Conditions in	Total	Award
	the year	the year	Prior Years		in the Year	in the Year	the Year	Compensation	Adjustments**
Year	($)	($)	($)		($)	($)	($)	($)	($)
2025	(9,010,120)	9,632,822	(6,534,420)		—	(697,262)	—	257,230	(6,351,750)
2024	(9,255,283)	14,436,345	826,613		—	(431,499)	—	81,587	5,657,763
2023	(10,807,024)	9,005,447	(6,172,630)	*	—	2,283,649	—	148,153	(5,542,404)
2022	(7,205,027)	6,080,567	(18,207,873)		—	(841,095)	—	142,871	(20,030,557)
2021	(13,384,611)	41,253,137	5,069,895		—	1,200,380	—	137,720	34,276,522
*	2023 includes the impact from Mr. Toomey’s voluntary forfeiture in November 2023 of a performance-based supplemental equity award that was originally granted in December of 2021.
**	Totals may not match the sum of the preceding columns due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 4,621,445	4,063,573	3,740,973	4,414,327	2,036,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,612,031	5,251,775	3,386,145	943,709	11,170,256
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

	Average	Average
	Reported	Reported
	Summary	Change in the				Average
	Compensation	Actuarial		Average		Compensation
	Table Total for	Present Value	Average	Reported Value	Average	Actually Paid
	Non-PEO	of Pension	Pension Benefit	of Equity	Equity Award	to non-PEO
	NEOs	Benefits(a)	Adjustments(a)	Awards(b)	Adjustments(c)	NEOs
Year	($)	($)	($)	($)	($)	($)
2025	4,621,445	—	—	2,271,426	(3,009,415)	1,612,031
2024	4,063,573	—	—	3,274,349	1,188,202	5,251,775
2023	3,740,973	—	—	2,943,899	(354,828)	3,386,145
2022	4,414,327	—	—	3,698,935	(3,470,619)	943,709
2021	2,036,773	—	—	1,865,292	9,133,482	11,170,256
(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.
(b)	The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the non-PEO NEOs for the applicable year.
(c)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology described in footnote (2)(c) above, are as follows:

							Average Value of
			Average Year			Average Fair	Dividends or
			over Year		Average	Value at the	other
	Average	Average Year	Change in	Average Fair	Change in Fair	End of the Prior	Earnings Paid
	Grant Date	End Fair	Fair	Value as of	Value of Equity	Year of Equity	on Stock or Option
	Fair Value of	Value of	Value of	Vesting Date of	Awards	Awards that	Awards not	Total
	Equity	Equity	Outstanding and	Equity Awards	Granted in Prior	Failed to Meet	Otherwise	Average
	Awards	Awards	Unvested Equity	Granted and	Years that	Vesting	Reflected in Fair	Equity
	Granted in the	Granted in the	Awards Granted	Vested in the	Vested in the	Conditions in	Value or Total	Award
	Year	Year	in Prior Years	Year	Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)	($)
2025	(2,271,426)	1,474,096	(278,796)	—	12,170	(1,977,024)	31,565	(3,009,415)
2024	(3,274,349)	3,572,543	462,608	519,823	(120,515)	—	28,092	1,188,202
2023	(2,943,899)	2,800,338	(868,764)	—	612,437	—	45,060	(354,828)
2022	(3,698,935)	2,819,087	(2,523,586)	—	(111,876)	—	44,691	(3,470,619)
2021	(1,865,292)	9,054,156	1,436,242	—	467,554	—	40,822	9,133,482

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2025 to our performance were:

●	FFOA
●	Same-Store Revenue
●	Same-Store NOI
●	GRESB scores

Please see the Compensation Discussion and Analysis section of this Proxy Statement for more information on these measures and how they are taken into account in determining compensation for each of our NEOs. Please also see the Definitions section of this Proxy Statement for definitions of our non-GAAP financial measures.

Total Shareholder Return Amount	$ 115.44	130.75	110.56	107.28	161.1
Peer Group Total Shareholder Return Amount	129.86	142.02	117.87	111.34	163.61
Net Income (Loss)	$ 403,715,000	$ 95,877,000	$ 474,488,000	$ 92,579,000	$ 160,993,000
Company Selected Measure Amount	906,364,000	885,190,000	874,709,000	809,091,000	658,797,000
PEO Name	Mr. Toomey
Measure:: 1
Pay vs Performance Disclosure
Name	FFOA
Non-GAAP Measure Description
(7)

The dollar amounts reported in column (i) represent FFOA for the applicable year. FFOA for purposes of this Pay versus Performance table is calculated as set forth in the “Definitions” section of this Proxy Statement and a reconciliation to NOI is set forth on page 123.

Measure:: 2
Pay vs Performance Disclosure
Name	Same-Store Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Same-Store NOI
Measure:: 4
Pay vs Performance Disclosure
Name	GRESB scores
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,351,750)	$ 5,657,763	$ (5,542,404)	$ (20,030,557)	$ 34,276,522
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,010,120)	(9,255,283)	(10,807,024)	(7,205,027)	(13,384,611)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,632,822	14,436,345	9,005,447	6,080,567	41,253,137
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,534,420)	826,613	(6,172,630)	(18,207,873)	5,069,895
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(697,262)	(431,499)	2,283,649	(841,095)	1,200,380
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,230	81,587	148,153	142,871	137,720
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,009,415)	1,188,202	(354,828)	(3,470,619)	9,133,482
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,271,426)	(3,274,349)	(2,943,899)	(3,698,935)	(1,865,292)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,474,096	3,572,543	2,800,338	2,819,087	9,054,156
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,796)	462,608	(868,764)	(2,523,586)	1,436,242
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		519,823
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,170	(120,515)	612,437	(111,876)	467,554
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,977,024)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 31,565	$ 28,092	$ 45,060	$ 44,691	$ 40,822